COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Rent expenses	$ 2,653	$ 2,309	$ 1,303
Pledged bank deposit for office lease agreement and hedging transaction	1,571
Bank guarantee, office lease agreement	916
Lease of Motor Vehicles
Operating Leased Assets [Line Items]
Rent expenses	$ 435	$ 369	$ 386